SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, DC.  20549

                         FORM 24F-2
              ANNUAL NOTICE OF SECURITIES SOLD
                   PURSUANT TO RULE 24F-2

1.  Name and address of issuer:    The Chapman Funds, Inc.
                    The World Trade Center
                    401 East Pratt Street
                    Baltimore, Maryland 21202

2. Name of each series or class of funds for which this notice is filed: U.S. Treasury Money Fund

3.  Investment Company Act File Number: 811-5697

     Securities Act File Number:   33-25716


4.  Last day of fiscal year for which this notice is filed:
October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before the termination of the issuer's 24f-
2 declaration:
                                             [  ]

6.  Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (See Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                    None


8. Number and amount of securities, if any, registered during such fiscal year other than pursuant to rule 24f-2:
                    None

9. Number and aggregate sale price of securities sold during the fiscal year:

                    157,937,533

10. Number and aggregate sale price of securities sold during such fiscal year in reliance upon registration pursuant to rule 24f-2:

                    156,891,797

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (See Instruction B.7):

                    1,045,736

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (From
      Item 10):
                                             $
     156,891,797

     (ii)  Aggregate price of shares issued in connection
with dividend reinvestment plans (From Item
     11, if applicable):
                                             +         1
     ,045,736

     (iii)  Aggregate price of shares redeemed or
     repurchased during the fiscal year (if applicable):

                                             -
     143,710,445

     (iv)  Aggregate price of shares redeemed or repurchased
     and previously applied as a reduction to filing fees
     pursuant to 24e-2 (if applicable):
                                             +    None

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
     (i), plus line (ii), less line (iii), plus line (iv)]
     (if applicable):
                                                  14,227,088

     (vi)  Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law or
     regulation (see Instruction C.6):
                                             X    .01/29

     (vii)  Fee due [line (i )or line (v) multiplied by line
     (vii)]:
                                                  4,905.89


     Instruction: Issuers should complete lines (ii), (iii),
     (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
     Instruction C.3.


13.  Check box if fees are being remitted to the
Commission's lock box depository as described in section 3a
of the Commission's Rules of Informal and Other Procedures
(17 CFR 202.3a)
                                                  [ x ]
Date of mailing wire transfer of filing fees to the
Commission's lock box depository:
                                             December 28,
1995


                         SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in capacities and on the dates indicated.

By /S/ NATHAN A. CHAPMAN, JR.
     Nathan A. Chapman, Jr.
     President

Date:     December 28, 1995

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